Consolidated Statements of Cash Flows - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
OPERATING ACTIVITIES:
NET INCOME	¥ 5,278,940	¥ 3,332,071	¥ 4,190,022
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	12,364,873	10,893,657	9,921,555
Impairment loss on intangible assets		81,000	11,000
Provision for retirement and pension costs, less payments	241,868	252,825	200,871
Provision for allowance for doubtful accounts	94,839	68,300	48,407
Gain on sales of property and equipment	(12,376)	(31,809)	(38,219)
Loss on disposal of property and equipment	112,329	170,971	66,169
Net gain on sales of other investments	(1,068,303)	(216,646)	(23,765)
Impairment of other investments	109,840	30,554	14,729
Loss on sales of an investment in equity method investee		12,070
Foreign exchange loss (gain), net	32,514	18,152	(51,727)
Equity in net income of equity method investees, net of dividend received	(83,465)	(78,709)	(124,141)
Deferred income tax expense (benefit)	(312,933)	(94,343)	249,115
Others	29,466	(44,667)	(12,341)
Changes in operating assets and liabilities
Increase in accounts receivable	(4,823,584)	(3,751,392)	(1,565,857)
Decrease in net investment in sales-type lease—noncurrent	502,389	492,530	98,511
Decrease (increase) in inventories	1,085,649	(800,296)	(777,192)
Increase in prepaid expenses	(842,521)	(2,859,763)	(1,083,665)
Increase in other current and noncurrent assets	(2,194,591)	(3,317,968)	(1,485,629)
Increase in accounts payable	358,299	827,792	1,760,207
Increase (decrease) in income taxes payable	861,899	(2,621)	579,414
Increase (decrease) in accrued expenses	351,710	(167,597)	(32,288)
Increase in deferred income—current	487,931	1,257,870	418,162
Increase in deferred income—noncurrent	332,765	604,269	201,897
Increase (decrease) in other current and noncurrent liabilities	354,226	691,442	(513,647)
Net cash provided by operating activities—(Forward)	13,261,764	7,367,692	12,051,588
INVESTING ACTIVITIES:
Purchases of property and equipment	(15,770,587)	(10,623,993)	(10,898,533)
Proceeds from sales of property and equipment	3,305,813	3,046,189	2,574,449
Purchases of available-for-sale securities			(59,490)
Purchases of other investments	(286,695)	(410,587)	(376,067)
Investment in equity method investees	(2,004,808)	(99,000)	(338,166)
Proceeds from sales of available-for-sale securities	1,206,516	4,840	141,235
Proceeds from sales of other investments	157,341	534,549	808,465
Payments of guarantee deposits	(380,343)	(50,345)	(348,005)
Refund of guarantee deposits	26,458	92,002	21,567
Payments for refundable insurance policies	(56,362)	(56,476)	(56,362)
Proceeds from subsidies	48,976	200,000	200,000
Refund from insurance policies			10,108
Proceeds from sale of stock of a subsidiary, net of cash divested (Note 2)	726,081
Other	(9,715)	(13,000)	(56,029)
Net cash used in investing activities	(13,037,325)	(7,375,821)	(8,376,828)
FINANCING ACTIVITIES:
Proceeds from short-term borrowings with initial maturities over three months and long-term borrowings	9,550,000	8,550,000	1,550,000
Repayments of short-term borrowings with initial maturities of over three months	(2,550,000)	(50,000)	(1,550,000)
Principal payments under capital leases	(5,723,729)	(4,819,530)	(4,194,215)
Proceeds from long-term accounts payable		1,498,306
Repayments of long-term accounts payable	(571,373)	(30,122)
Net decrease in short-term borrowings with initial maturities less than three months	(150,000)
Proceeds from issuance of subsidiary stock to noncontrolling interests			3,692
Dividends paid	(1,216,666)	(1,125,841)	(1,010,844)
Payments for purchase of treasury stock		(1,504,714)
Other	(86,410)	(26,000)	10
Net cash provided by (used in) financing activities	(748,178)	2,492,099	(5,201,357)
FORWARD	(523,739)	2,483,970	(1,526,597)
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	(31,960)	(94,474)	2,059
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(555,699)	2,389,496	(1,524,538)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	21,958,591	19,569,095	21,093,633
CASH AND CASH EQUIVALENTS, END OF YEAR	21,402,892	21,958,591	19,569,095
ADDITIONAL CASH FLOW INFORMATION:
Interest paid	368,413	302,035	241,260
Income taxes paid	2,063,530	2,462,106	1,377,753
NONCASH INVESTING AND FINANCING ACTIVITIES:
Acquisition of assets by entering into capital leases	7,108,629	8,301,695	8,065,674
Facilities purchase liabilities	1,448,423	2,308,790	1,497,767
Asset retirement obligation	¥ 49,609	¥ 31,980	¥ 45,169